VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.0%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 3,165	$ 3,140
Total U.S. Government Security (Identified Cost $3,283)		3,140

Municipal Bonds—0.1%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	107
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	300	315
Total Municipal Bonds (Identified Cost $398)		422

Foreign Government Securities—7.5%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	217
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	55
RegS 7.650%, 4/21/25(2)(3)	1,500	90
Dominican Republic
144A 5.950%, 1/25/27(1)	420	467
144A 4.500%, 1/30/30(1)	385	391
144A 5.875%, 1/30/60(1)	395	380
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,354
Federative Republic of Brazil 3.875%, 6/12/30	200	194
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	452
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	755	822
144A 4.500%, 10/26/46(1)	770	902
Mongolia 144A 4.450%, 7/7/31(1)	200	189
Oman Government International Bond 144A 7.375%, 10/28/32(1)	825	961
Republic of Angola 144A 8.250%, 5/9/28(1)	665	667
Republic of Argentina 2.500%, 7/9/41(4)	2,300	811
Republic of Colombia
3.125%, 4/15/31	500	448
4.125%, 5/15/51	225	183
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	245	266
Republic of Cote d’lvoire 144A 6.125%, 6/15/33(1)	235	247
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador
144A 5.000%, 7/31/30(1)(4)	$ 200	$ 166
144A 1.000%, 7/31/35(1)(4)	465	305
Republic of Egypt
144A 7.600%, 3/1/29(1)	800	793
144A 7.300%, 9/30/33(1)	245	226
144A 8.500%, 1/31/47(1)	345	305
Republic of Ghana 144A 8.125%, 3/26/32(1)	635	518
Republic of Guatemala 144A 3.700%, 10/7/33(1)	625	616
Republic of Indonesia
2.850%, 2/14/30	3,145	3,277
144A 4.350%, 1/8/27(1)	570	634
Republic of Kenya 144A 8.000%, 5/22/32(1)	210	229
Republic of Nigeria
144A 6.500%, 11/28/27(1)	260	259
144A 7.875%, 2/16/32(1)	225	221
144A 7.375%, 9/28/33(1)	320	305
Republic of Pakistan
144A 8.250%, 9/30/25(1)	385	416
144A 6.875%, 12/5/27(1)	200	202
Republic of Panama 3.160%, 1/23/30	280	290
Republic of Philippines 3.700%, 3/1/41	765	835
Republic of South Africa 4.300%, 10/12/28	520	527
Republic of Turkey
4.875%, 10/9/26	530	480
5.250%, 3/13/30	420	361
State of Israel 2.750%, 7/3/30	355	377
State of Qatar
144A 3.750%, 4/16/30(1)	620	695
144A 4.400%, 4/16/50(1)	430	534
Ukraine Government
144A 6.876%, 5/21/29(1)	670	592
144A 7.253%, 3/15/33(1)	200	176
United Mexican States 4.500%, 1/31/50	890	943
Total Foreign Government Securities (Identified Cost $25,344)		23,378

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Mortgage-Backed Securities—13.8%
Non-Agency—13.8%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	$ 835	$ 822
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,386
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,083
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	669
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,971
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	327
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	653	649
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	202	202
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	170	171
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	131	136
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	625	635
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	1,000	1,017
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	445	455
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	136	137
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	972	1,000
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)(5)	316	315
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	154	154
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	8	8
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	255
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.805%, 4/25/44(1)(4)	68	69
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	704	708
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	1,000	988
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	64	64
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	656	643
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	759
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,215
	Par Value	Value

Non-Agency—continued
2021-SFR1, D 144A 2.189%, 8/17/38(1)	$ 1,010	$ 990
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	74	75
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	146	147
JP Morgan Mortgage Trust 2014-5, B2 144A 2.867%, 10/25/29(1)(4)	237	240
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	65	65
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	286	288
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	557	563
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	450	448
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.202%, 4/25/55(1)(4)	235	234
MetLife Securitization Trust 2017-1A, M1 144A 3.480%, 4/25/55(1)(4)	425	436
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	385
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	816
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	581	611
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	439	471
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	331	348
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	47	50
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	126	128
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	611	604
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)(5)	385	386
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	1,195	1,191
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	234	231
Progress Residential Trust
2019-SFR2, D 144A 3.794%, 5/17/36(1)	410	410
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	999
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	494
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	202	203
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	640	633

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.500%, 6/25/43(4)	$ 226	$ 229
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	275	271
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	380	388
2016-4, B1 144A 3.820%, 7/25/56(1)(4)	485	511
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	570	586
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	2,015
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,256
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	305	313
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	710	718
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	320	329
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	450	467
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	623
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	813
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,392
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.517%, 5/10/45(1)(4)	1,259	1,184
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)	415	411
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	614	607
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	892	878
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	234	233
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	825	819
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	313
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	249	248
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	692
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(1)(5)	270	268
Total Mortgage-Backed Securities (Identified Cost $42,975)		42,848

	Par Value	Value

Asset-Backed Securities—11.1%
Automobiles—4.4%
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(1)	$ 150	$ 150
2021-1, C 144A 2.080%, 12/20/24(1)	825	819
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	946
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	817
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,054
Exeter Automobile Receivables Trust 2019-1A, D 144A 4.130%, 12/16/24(1)	1,385	1,413
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	769
2020-3A, E 144A 4.310%, 7/15/27(1)	940	969
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	1,315	1,295
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	661
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	720
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	670	673
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	615	620
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,473
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,220	1,225
		13,604

Consumer Loans—0.3%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	847
Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	820	821
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)(5)	171	171
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	335	335
		1,327

Equipment—0.0%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	32	32
Other—6.0%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	241	246

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
2019-A, C 144A 4.010%, 7/16/40(1)	$ 915	$ 936
2020-AA, D 144A 7.150%, 7/17/46(1)	815	846
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	928	947
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	930	932
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	1,050	1,039
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	224	225
2020-1A, A 144A 2.981%, 11/15/35(1)	611	610
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	290	292
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	834
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	823
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	263	263
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,049	1,098
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	823	837
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	962
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	618	649
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	1,017
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	668	665
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	169	169
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	448	448
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,297
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	987	1,008
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	993
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(1)	741	744
2021-ST8, A 144A 1.750%, 10/20/29(1)	788	781
		18,661

Total Asset-Backed Securities (Identified Cost $34,128)		34,471

Corporate Bonds and Notes—42.8%
Communication Services—3.4%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	673
	Par Value	Value

Communication Services—continued
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	$ 790	$ 811
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	515	548
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	960	998
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	15	16
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	250	259
CommScope, Inc.
144A 7.125%, 7/1/28(1)	470	462
144A 4.750%, 9/1/29(1)	225	224
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	970	966
Directv Financing LLC 144A 5.875%, 8/15/27(1)	170	174
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)	900	936
iHeartCommunications, Inc. 8.375%, 5/1/27	426	449
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	770	791
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	555	551
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	465	466
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	115	114
144A 6.000%, 2/15/28(1)(6)	80	78
144A 10.750%, 6/1/28(1)	340	371
Radiate Holdco LLC 144A 6.500%, 9/15/28(1)	485	487
ROBLOX Corp. 144A 3.875%, 5/1/30(1)	140	142
Telesat Canada 144A 6.500%, 10/15/27(1)	335	260
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	485	512
Twitter, Inc. 144A 3.875%, 12/15/27(1)	305	318
		10,606

Consumer Discretionary—5.3%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	635	621
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	480	528
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	115	113
144A 7.125%, 7/15/29(1)	560	550
Brunswick Corp. 2.400%, 8/18/31	612	587
Caesars Entertainment, Inc. 144A 4.625%, 10/15/29(1)	385	385
Carnival Corp. 144A 7.625%, 3/1/26(1)	740	776
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	470	468
Carvana Co.
144A 5.625%, 10/1/25(1)	485	485

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
144A 5.875%, 10/1/28(1)	$ 295	$ 294
Clarios Global LP 144A 8.500%, 5/15/27(1)	445	472
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	545	589
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	325	321
Ford Motor Co. 4.750%, 1/15/43	465	513
Ford Motor Credit Co. LLC 4.125%, 8/17/27	485	524
Gap, Inc. (The) 144A 3.875%, 10/1/31(1)	530	523
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)	590	614
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	415	425
M/I Homes, Inc. 4.950%, 2/1/28	800	832
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	735	741
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	335	329
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(1)	190	187
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	620	651
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	730	775
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	300	326
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	705	699
PulteGroup, Inc.
7.875%, 6/15/32	525	746
6.375%, 5/15/33	230	299
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)	25	24
144A 5.500%, 8/31/26(1)	225	229
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	600
144A 7.000%, 5/15/28(1)	175	186
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	465	473
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	745	728
		16,613

Consumer Staples—0.8%
BAT Capital Corp. 4.906%, 4/2/30	630	707
HLF Financing S.a.r.l LLC 144A 4.875%, 6/1/29(1)	455	447
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	165	158
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	775	777
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 515	$ 501
		2,590

Energy—9.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	830	843
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	740	776
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	222	253
144A 7.625%, 2/1/29(1)	179	199
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	575	599
BP Capital Markets plc 4.875% (7)	865	934
Callon Petroleum Co.
6.125%, 10/1/24	290	286
144A 8.000%, 8/1/28(1)(6)	25	25
Cheniere Energy, Inc. 4.625%, 10/15/28	395	420
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	120	128
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	448	483
CrownRock LP
144A 5.625%, 10/15/25(1)	670	685
144A 5.000%, 5/1/29(1)	160	166
CSI Compressco LP 144A 7.500%, 4/1/25(1)	740	746
DCP Midstream Operating LP 3.250%, 2/15/32	420	423
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	470	481
Ecopetrol S.A. 4.625%, 11/2/31	825	802
Energy Transfer LP Series H 6.500% (7)	650	661
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	190	207
144A 6.500%, 7/1/27(1)	220	246
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	480	495
144A 6.000%, 2/1/31(1)	480	496
HollyFrontier Corp. 5.875%, 4/1/26	675	757
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	470	617
Kinder Morgan, Inc. 7.750%, 1/15/32	640	899
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	800	751
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	650	666
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	375	12
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	370	342
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	115	119

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	$ 585	$ 609
Occidental Petroleum Corp.
5.500%, 12/1/25	20	22
3.500%, 8/15/29	340	349
6.625%, 9/1/30	205	254
6.125%, 1/1/31	830	1,009
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(5)(7)	124	1
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	604
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	644
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	660	629
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	61
Petroleos Mexicanos
6.500%, 3/13/27	1,365	1,456
5.950%, 1/28/31	2,010	1,953
7.690%, 1/23/50	735	709
6.375%, 1/23/45	155	135
6.350%, 2/12/48	525	449
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	765	827
Plains All American Pipeline LP 3.800%, 9/15/30	870	909
Rockcliff Energy II LLC 144A 5.500%, 10/15/29(1)	15	15
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	1,090	1,060
Southwestern Energy Co. 5.375%, 2/1/29	605	640
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	685	825
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	30
USA Compression Partners LP 6.875%, 4/1/26	400	416
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	50	52
144A 4.125%, 8/15/31(1)	480	509
		28,684

Financials—9.0%
Acrisure LLC 144A 7.000%, 11/15/25(1)	780	779
Ally Financial, Inc. Series B 4.700% (7)	1,029	1,068
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	756
Banco de Bogota SA 144A 6.250%, 5/12/26(1)	330	356
Banco Mercantil del Norte S.A. 144A 6.625% (1)(7)	855	851
Banco Santander Chile 144A 3.177%, 10/26/31(1)(6)	785	797
Bank of America Corp. 2.482%, 9/21/36	840	814
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	795	848
	Par Value	Value

Financials—continued
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	$ 890	$ 913
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	655	639
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	980	959
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	791
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	660	648
Charles Schwab Corp. (The) Series H 4.000% (7)	1,035	1,045
Citadel LP 144A 4.875%, 1/15/27(1)	605	645
Citigroup, Inc. Series W 4.000% (7)	625	630
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	460	454
Coinbase Global, Inc. 144A 3.625%, 10/1/31(1)	495	455
Doric Nimrod Air Three Ltd. Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	242	243
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	988
Icahn Enterprises LP
6.250%, 5/15/26	765	797
5.250%, 5/15/27	55	57
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	720
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	775	744
Jane Street Group 144A 4.500%, 11/15/29(1)	230	232
JPMorgan Chase & Co. 1.953%, 2/4/32	795	766
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	425	428
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	685	683
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.172%, 4/20/67(4)	870	746
MetLife, Inc. Series G 3.850% (7)	875	892
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	695	724
Navient Corp. 5.500%, 3/15/29	75	75
OneMain Finance Corp. 7.125%, 3/15/26	670	764
Prospect Capital Corp. 3.706%, 1/22/26	975	992
Prudential Financial, Inc.
5.875%, 9/15/42	485	496
5.625%, 6/15/43	450	468
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	767
Synovus Financial Corp. 5.900%, 2/7/29	437	467
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	985	1,018

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Wells Fargo & Co. Series BB 3.900% (7)	$ 1,295	$ 1,331
		27,846

Health Care—3.0%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	655	623
Avantor Funding, Inc. 144A 3.875%, 11/1/29(1)	95	96
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	315	331
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	455	453
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	700	709
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	375	388
144A 6.875%, 4/15/29(1)	65	66
144A 6.125%, 4/1/30(1)	65	64
144A 4.750%, 2/15/31(1)	640	646
DaVita, Inc. 144A 4.625%, 6/1/30(1)	550	563
Encompass Health Corp. 4.500%, 2/1/28	475	489
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	320	314
Illumina, Inc. 2.550%, 3/23/31	460	460
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	190	146
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	320	334
144A 4.375%, 2/15/27(1)	305	307
Mozart Debt Merger Sub, Inc.
144A 3.875%, 4/1/29(1)	130	130
144A 5.250%, 10/1/29(1)	35	36
Option Care Health, Inc. 144A 4.375%, 10/31/29(1)	5	5
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	222	234
144A 7.250%, 2/1/28(1)	66	71
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	335	342
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	75	80
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	670	675
144A 10.000%, 4/15/27(1)	290	308
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(6)	505	475
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	65	68
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	530	498
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	555	545
		9,456

	Par Value	Value

Industrials—4.1%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	$ 834	$ 911
Allied Universal Holdco LLC 144A 6.000%, 6/1/29(1)	200	195
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	465	466
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	785	968
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	901
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	723
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	639
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(8)	645	637
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	325	323
Boeing Co. (The)
5.150%, 5/1/30	295	344
3.750%, 2/1/50	450	468
5.930%, 5/1/60	220	305
Bombardier, Inc. 144A 6.000%, 2/15/28(1)	225	226
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	695	692
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(6)	655	640
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	780
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	785	781
Deluxe Corp. 144A 8.000%, 6/1/29(1)	245	256
Hertz Corp. (The)
144A 4.625%, 12/1/26(1)	15	15
144A 5.000%, 12/1/29(1)	65	65
OT Merger Corp. 144A 7.875%, 10/15/29(1)	230	226
Seaspan Corp. 144A 5.500%, 8/1/29(1)	55	56
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	495	505
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	638	648
TransDigm, Inc. 5.500%, 11/15/27	305	314
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	65	68
144A 4.625%, 4/15/29(1)	65	67
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	475	480
		12,699

Information Technology—2.0%
CDW LLC 3.569%, 12/1/31	682	709
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	105	109
144A 6.500%, 10/15/28(1)	155	162

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Dell International LLC 8.100%, 7/15/36	$ 160	$ 243
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)	795	771
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(6)	325	326
NCR Corp. 144A 5.125%, 4/15/29(1)	565	585
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(6)	610	582
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	590	576
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	995	1,020
TD SYNNEX Corp. 144A 2.375%, 8/9/28(1)	1,035	1,005
		6,088

Materials—3.0%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(8)	1,160	1,195
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	595	623
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	740	783
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	565	575
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	786
Glatfelter Corp. 144A 4.750%, 11/15/29(1)	370	382
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	730
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	55	57
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	480	481
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	301	322
Suzano Austria GmbH 2.500%, 9/15/28	335	323
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	875	910
Teck Resources Ltd. 6.125%, 10/1/35	510	661
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	730	763
144A 6.625%, 11/1/25(1)	446	447
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	225	230
		9,268

Real Estate—1.7%
EPR Properties 3.600%, 11/15/31	475	470
GLP Capital LP
5.750%, 6/1/28	229	264
5.300%, 1/15/29	336	381
3.250%, 1/15/32	81	81
	Par Value	Value

Real Estate—continued
Kite Realty Group Trust 4.750%, 9/15/30	$ 840	$ 929
Office Properties Income Trust 4.500%, 2/1/25	900	949
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	518	516
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	822
Service Properties Trust 4.950%, 2/15/27	900	873
		5,285

Utilities—1.3%
CMS Energy Corp. 4.750%, 6/1/50	860	935
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	1,007
Ferrellgas LP
144A 5.375%, 4/1/26(1)	150	145
144A 5.875%, 4/1/29(1)	170	163
PG&E Corp. 5.250%, 7/1/30	495	519
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	877
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(1)(5)	375	—
Vistra Corp. 144A 8.000%, 10/15/26(1)(7)	455	481
		4,127

Total Corporate Bonds and Notes (Identified Cost $131,204)		133,262

Leveraged Loans—21.3%
Aerospace—1.1%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	118	118
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(4)	531	530
American Airlines, Inc. Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 4/20/28(4)	120	124
Brown Group Holding LLC Tranche B (3 month LIBOR + 2.750%) 3.000%, 6/7/28(4)	581	580
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(4)	385	383
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(4)	35	35
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	695	732
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(4)	455	448

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(4)	$ 223	$ 219
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(4)	258	259
		3,428

Chemicals—1.0%
ARC Falcon I, Inc. Second Lien (3 month LIBOR + 7.000%) 7.500%, 9/30/29(4)	330	325
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 4.000%) 4.750%, 11/24/27(4)	307	307
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(4)	496	489
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(4)	592	591
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.090%, 4/1/24(4)	710	706
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.854%, 2/5/27(4)	393	391
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.102%, 10/1/25(4)	258	257
		3,066

Consumer Durables—0.1%
Madison Safety & Flow LLC
(3 month LIBOR + 3.750%) 0.000%, 12/14/28(4)(9)	75	75
Second Lien (3 month LIBOR + 6.750%) 0.000%, 12/14/29(4)(9)	160	160
		235

Consumer Non-Durables—0.6%
Davis Standard LLC (3 month LIBOR + 5.750%) 0.000%, 12/11/28(4)(9)	315	306
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 3.500%, 9/29/28(4)	475	473
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(4)	846	843
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	262	255
		1,877

Energy—0.8%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(4)	319	318
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.500%, 6/17/27(4)	478	477
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(4)	496	494
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(4)	$ 485	$ 481
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(4)	795	791
		2,561

Financial—0.8%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(4)	360	361
Tranche B-4 (1 month LIBOR + 5.250%) 5.354%, 1/20/29(4)	150	149
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(4)	676	671
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/15/25(4)	319	317
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.604%, 2/2/28(4)	730	724
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(4)	379	380
		2,602

Food / Tobacco—0.5%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.792%, 5/23/25(4)	340	338
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(4)	668	665
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(4)	497	491
		1,494

Forest Prod / Containers—0.7%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(4)	277	238
BWay Holding Co. (1 month LIBOR + 3.250%) 3.354%, 4/3/24(4)	313	308
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(4)	660	641
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(4)	479	468
TricorBraun, Inc. (3 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	460	456
		2,111

Gaming / Leisure—1.4%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(4)	328	326

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	$ 300	$ 297
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	143	141
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(4)	100	101
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(4)	90	90
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(4)	464	464
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(4)	45	48
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(4)	998	970
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(4)	637	621
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(4)	95	95
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(4)	130	130
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(4)	327	326
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	783	779
		4,388

Health Care—3.7%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.602%, 10/31/25(4)	626	621
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(4)	150	150
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(4)	351	352
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.400%, 2/11/26(4)	218	218
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(4)	371	370
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(4)	282	226
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(4)	629	630
Heartland Dental LLC 2021 (3 month LIBOR + 4.000%) 4.089%, 4/30/25(4)	308	308
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(4)	265	265
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.852%, 11/16/25(4)	563	562
	Par Value	Value

Health Care—continued
LSCS Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 11/23/28(4)(9)	$ 465	$ 465
Mamba Purchaser, Inc. (3 month LIBOR + 3.750%) 4.250%, 10/16/28(4)	170	170
Medline Borrower LP 2021 (1 month LIBOR + 3.250%) 3.750%, 10/23/28(4)	140	140
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(4)	856	855
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 11/30/27(4)	577	576
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 2/14/25(4)	593	585
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.354%, 3/5/26(4)	317	315
Tranche B-3 (1 month LIBOR + 3.500%) 3.604%, 3/5/26(4)	307	305
Phoenix Newco, Inc. First Lien (3 month LIBOR + 3.500%) 4.500%, 11/15/28(4)	185	185
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.175%, 6/22/26(4)	368	366
Precision Medicine Group LLC
(3 month LIBOR + 3.000%) 3.750%, 11/18/27(4)	350	348
(3 month LIBOR + 3.750%) 0.000%, 11/18/27(4)(9)	—	—
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	580	581
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(4)	285	284
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(4)	283	284
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(4)	318	317
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.354%, 11/20/26(4)	353	353
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(4)	1,131	1,066
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.090%, 10/22/26(4)	552	551
		11,448

Housing—0.5%
Chariot Buyer LLC Tranche B (1 month LIBOR + 3.500%) 4.000%, 11/3/28(4)	250	250
CP Iris Holdco I, Inc. First Lien (1 month LIBOR + 3.750%) 4.250%, 10/2/28(4)	163	163

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Housing—continued
DiversiTech Holdings, Inc.
(3 month LIBOR + 4.000%) 0.000%, 12/14/28(4)(9)	$ 278	$ 277
(3 month LIBOR + 4.000%) 0.000%, 12/14/28(4)(9)	—	—
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(4)(9)	605	603
SRS Distribution, Inc. 2021 (3 month LIBOR + 3.750%) 4.250%, 6/2/28(4)	174	174
		1,467

Information Technology—2.8%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(4)	366	368
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.352%, 10/9/26(4)	463	459
BMC Software
2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(4)	594	590
Second Lien (3 month LIBOR + 5.500%) 6.000%, 2/27/26(4)	130	131
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(4)	350	350
ConnectWise LLC (3 month LIBOR + 3.500%) 4.000%, 9/29/28(4)	415	414
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(4)	511	510
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(4)	337	338
Hyland Software, Inc. 2018 (3 month LIBOR + 3.500%) 4.250%, 7/1/24(4)	805	807
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(4)	592	590
Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(4)	225	225
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(4)	334	333
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(4)	531	530
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.750%, 8/31/28(4)	410	408
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(4)	564	562
Rocket Software, Inc. 2021 (1 month LIBOR + 4.250%) 4.750%, 11/28/25(4)	333	332
Sophia LP Tranche B (3 month LIBOR + 3.500%) 3.724%, 10/7/27(4)	483	483
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500%, 3/24/28(4)	349	348
UKG, Inc.
2021, Second Lien (1 month LIBOR + 5.250%) 5.750%, 5/3/27(4)	25	25
	Par Value	Value

Information Technology—continued
2021-2, First Lien (1 month LIBOR + 3.250%) 3.750%, 5/4/26(4)	$ 857	$ 852
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(4)	144	144
		8,799

Manufacturing—1.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(4)	657	656
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 0.000%, 7/27/28(4)(9)	509	507
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(4)	474	473
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/15/29(4)	140	140
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(4)	433	433
Circor International, Inc. (3 month LIBOR + 4.500%) 0.000%, 12/20/28(4)(9)	500	496
CP Iris Holdco I, Inc. (3 month LIBOR + 1.000%) 0.000%, 10/2/28(4)	—	—
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.104%, 3/31/25(4)	650	644
2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(4)	135	134
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(4)	788	786
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(4)	582	580
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(4)	243	242
		5,091

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(4)	254	254
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(10)(11)	318	318
		572

Media / Telecom - Diversified Media—0.5%
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(4)	465	464
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	423	421
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.850% - 2.860%, 5/18/25(4)	496	485
		1,370

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.2%
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 3.750%, 11/17/28(4)	$ 95	$ 95
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(4)	268	267
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(4)	247	240
		602

Retail—1.0%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(4)	491	491
Great Outdoors Group LLC Tranche B-2 (3 month LIBOR + 3.750%) 4.500%, 3/6/28(4)	495	495
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(4)	695	693
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(4)	328	325
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(4)	417	416
PetsMart LLC Tranche B-9 (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	439	439
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(4)	259	258
		3,117

Service—2.7%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(4)	444	443
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(4)	314	312
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(4)	90	89
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25(4)	481	471
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.500%) 4.250%, 3/31/28(4)	363	363
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(4)	763	760
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(4)	341	339
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.360%, 10/30/26(4)	115	114
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	834	835
	Par Value	Value

Service—continued
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(4)	$ 301	$ 301
Tranche C (1 month LIBOR + 3.250%) 4.250%, 6/30/28(4)	57	57
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(4)	475	475
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(4)	666	666
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(4)	725	722
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.854%, 9/3/26(4)	763	761
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(4)(9)	415	413
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(4)	365	365
TTF Holdings LLC (1 month LIBOR + 4.000%) 5.000%, 3/31/28(4)	282	282
Weld North Education LLC 2021 (3 month LIBOR + 3.750%) 4.250%, 12/21/27(4)	744	743
		8,511

Transportation - Automotive—0.5%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.354%, 4/30/26(4)	291	290
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(4)	860	805
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.250%, 10/4/28(4)	16	16
First Lien (3 month LIBOR + 3.750%) 4.250%, 10/4/28(4)	130	129
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(4)	249	249
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.250%) 4.250%, 10/28/27(4)	189	188
		1,677

Transportation - Land Transportation—0.1%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(4)	165	165
Utility—0.5%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(4)	685	679
Generation Bridge II LLC
Tranche B 0.000%, 12/15/28(4)(9)	158	158
Tranche C 0.000%, 12/15/28(4)(9)	19	19

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Utility—continued
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	$ 814	$ 685
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(4)	46	39
		1,580

Total Leveraged Loans (Identified Cost $65,929)		66,161

	Shares
Preferred Stocks—1.3%
Financials—1.0%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(12)	533
MetLife, Inc. Series D, 5.875%	478(12)	537
Truist Financial Corp. Series Q, 5.100%	880(12)	983
Zions Bancorp NA, 6.950%(6)	38,525	1,046
		3,099

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 3.533%(4)	1,055(12)	1,044
Total Preferred Stocks (Identified Cost $3,817)		4,143

Common Stocks—0.2%
Consumer Discretionary—0.1%
Mark IV Industries(5)(13)	446	1
MYT Holding LLC Class B(5)(13)	42,729	171
NMG Parent LLC(13)	836	123
		295

Energy—0.1%
Frontera Energy Corp.(13)	6,656	54
QuarterNorth Energy Holding, Inc.(13)	3,851	362
		416

Total Common Stocks (Identified Cost $870)		711

Exchange-Traded Fund—0.6%
VanEck High Yield Muni ETF(6)(14)	26,872	1,678
Total Exchange-Traded Fund (Identified Cost $1,683)		1,678

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(13)	6,252	$ 8
Total Rights (Identified Cost $5)		8

Total Long-Term Investments—99.7% (Identified Cost $309,636)		310,222

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)	414,645	415
Total Short-Term Investment (Identified Cost $415)		415

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)(15)	4,179,481	4,179
Total Securities Lending Collateral (Identified Cost $4,179)		4,179

TOTAL INVESTMENTS—101.2% (Identified Cost $314,230)		$314,816
Other assets and liabilities, net—(1.2)%		(3,625)
NET ASSETS—100.0%		$311,191

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $176,069 or 56.6% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
(4)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	100% of the income received was in cash.
(9)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Security is fixed rate.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	78%
Mexico	4
Saudi Arabia	3
United Kingdom	2
Canada	1
Netherlands	1
Luxembourg	1
Other	10
Total	100%
† % of total investments as of December 31, 2021.

As of December 31, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
CP Iris Holdco I, Inc., (3 month LIBOR + 1.000%) 1.000%, 10/02/28	$33	$33	$33	$—(1)
DexKo Global, Inc., (3 month LIBOR + 3.750%) 0.500%, 10/04/28	9	9	9	—(1)
DiversiTech Holdings, Inc., (3 month LIBOR + 4.000%) 0.000%, 12/14/28	57	57	57	—(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 0.000%, 11/18/27	38	38	38	—(1)
Total	$137	$137	$137	$—(1)

(1)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$34,471	$—	$34,300	$171
Corporate Bonds and Notes	133,262	—	133,261	1(1)
Foreign Government Securities	23,378	—	23,378	—
Leveraged Loans	66,161	—	66,161	—
Mortgage-Backed Securities	42,848	—	41,879	969
Municipal Bonds	422	—	422	—
U.S. Government Security	3,140	—	3,140	—
Equity Securities:
Preferred Stocks	4,143	1,046	3,097	—
Common Stocks	711	54	485	172
Rights	8	—	—	8
Securities Lending Collateral	4,179	4,179	—	—
Exchange-Traded Fund	1,678	1,678	—	—
Money Market Mutual Fund	415	415	—	—
Total Investments	$314,816	$7,372	$306,123	$1,321

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $123 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $439 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.